TAXES (Tables)	12 Months Ended
Oct. 31, 2025
Income Tax Disclosure [Abstract]
Schedule of provision for income taxes

	October 31,	October 31,	October 31,
	2025	2024	2023
Income tax benefit attributable to:
Current operations	$83,922	$43,707	$9,412
Less: Utilization of NOL carry-forward	–	–	–
Less: valuation allowance	–	(43,707)	(9,412)
Net provision for income taxes	$83,922	$–	$–

Schedule of net deferred tax

	October 31, 2025	October 31, 2024	October 31, 2023
Deferred tax asset attributable to:
Net operating loss carryover	$–	$9,178	$1,977
Less: valuation allowance	–	(9,178)	(1,977)
Net deferred tax asset	$–	$–	$–